S000008597 [Member] Expense Example - William Blair Small Cap Value Fund	Dec. 31, 2025 USD ($)
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 117
Expense Example, with Redemption, 3 Years	367
Expense Example, with Redemption, 5 Years	637
Expense Example, with Redemption, 10 Years	1,408
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	511
Expense Example, with Redemption, 10 Years	1,139
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	$ 990